Borrowings (Detail)	6 Months Ended		12 Months Ended					12 Months Ended	3 Months Ended		3 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended		6 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		12 Months Ended																0 Months Ended	3 Months Ended					3 Months Ended	0 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended			3 Months Ended							12 Months Ended			0 Months Ended	3 Months Ended				0 Months Ended		12 Months Ended						3 Months Ended											0 Months Ended		3 Months Ended						3 Months Ended				0 Months Ended																				1 Months Ended		6 Months Ended	3 Months Ended		0 Months Ended			0 Months Ended		0 Months Ended
	Mar. 28, 2014 USD ($)	Mar. 29, 2013 USD ($)	Sep. 27, 2013 USD ($)	Sep. 28, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 27, 2013 Senior Secured Credit Facility	Sep. 27, 2013 Maximum Senior Secured Credit Facility	Sep. 27, 2013 Minimum Senior Secured Credit Facility USD ($)	Mar. 30, 2012 Amendment Agreement No 2 [Member] USD ($)	Feb. 29, 2012 Amendment Agreement No 2 [Member] USD ($)	Mar. 30, 2012 Amendment Agreement No 2 [Member] Term loan USD ($)	Feb. 29, 2012 Amendment Agreement No 2 [Member] Term loan USD ($)	Dec. 28, 2012 Goldman Sachs capital partners and J.P. Morgan partners USD ($)	Mar. 30, 2012 Goldman Sachs capital partners and J.P. Morgan partners USD ($)	Mar. 29, 2013 Goldman Sachs capital partners and J.P. Morgan partners USD ($)	Sep. 27, 2013 Goldman Sachs capital partners and J.P. Morgan partners USD ($)	Sep. 30, 2011 Goldman Sachs capital partners and J.P. Morgan partners USD ($)	Sep. 30, 2011 Amendment Agreement USD ($)	Dec. 28, 2012 Amendment Agreement No 3 [Member] USD ($)	Mar. 29, 2013 Amendment Agreement No 3 [Member] USD ($)	Dec. 20, 2012 Amendment Agreement No 3 [Member] Term loan USD ($)	Mar. 29, 2013 Amendment Agreement No 3 [Member] Term loan USD ($)	Sep. 27, 2013 Amendment Agreement No 3 [Member] Term loan USD ($)	Mar. 28, 2014 Gs Capital Partners [Member] USD ($)	Mar. 28, 2014 J.P. Morgan Partners [Member] USD ($)	Dec. 31, 2016 Scenario, Forecast Senior Secured Credit Facility	Mar. 28, 2014 ARAMARK Holdings Corporation USD ($)	Sep. 30, 2011 ARAMARK Holdings Corporation USD ($)	Apr. 18, 2011 ARAMARK Holdings Corporation Senior Notes [Member]	Sep. 30, 2011 ARAMARK Holdings Corporation Senior Notes [Member] USD ($)	Apr. 18, 2011 ARAMARK Holdings Corporation Senior Notes [Member] USD ($)	Sep. 30, 2011 ARAMARK Holdings Corporation GS Capital Partners and J.P. Morgan Partners [Member] Senior Notes [Member] USD ($)	Sep. 27, 2013 Registration Default [Member]	Sep. 27, 2013 Registration Default [Member] For each subsequent 90-day period during which the registration default continues	Sep. 27, 2013 Registration Default [Member] For each subsequent 90-day period during which the registration default continues Maximum	Jan. 26, 2007 Senior Secured Term Loan Facility Maturing On January 2014 [Member] Senior Secured Credit Facility USD ($)	Sep. 27, 2013 Senior Notes 8 Point 50 Percent Due 2015 [Member] Senior Notes [Member] USD ($)	Mar. 07, 2013 Senior Notes 8 Point 50 Percent Due 2015 [Member] Senior Notes [Member]	Sep. 28, 2012 Senior Notes 8 Point 50 Percent Due 2015 [Member] Senior Notes [Member] USD ($)	Jan. 26, 2007 Senior Notes 8 Point 50 Percent Due 2015 [Member] Senior Notes [Member] USD ($)	Sep. 27, 2013 8.50% senior notes, due February 2015 Senior Notes [Member] USD ($)	Sep. 28, 2012 8.50% senior notes, due February 2015 Senior Notes [Member] USD ($)	Jan. 26, 2007 8.50% senior notes, due February 2015 Senior Notes [Member] USD ($)	Mar. 07, 2013 Senior Notes 8 Point 625 Percent Due 2016 [Member] ARAMARK Holdings Corporation Senior Notes [Member]	Apr. 18, 2011 Senior Notes 8 Point 625 Percent Due 2016 [Member] ARAMARK Holdings Corporation Senior Notes [Member]	Mar. 07, 2013 Senior Notes 9 Point 375 Percent Due 2016 [Member] ARAMARK Holdings Corporation Senior Notes [Member]	Apr. 18, 2011 Senior Notes 9 Point 375 Percent Due 2016 [Member] ARAMARK Holdings Corporation Senior Notes [Member]	Mar. 07, 2011 5 point 75 percent Senior Notes , due 2020 [Member] Senior Notes [Member]	Mar. 29, 2013 5 point 75 percent Senior Notes , due 2020 [Member] Senior Notes [Member] USD ($)	Mar. 28, 2014 5 point 75 percent Senior Notes , due 2020 [Member] Senior Notes [Member] USD ($)	Sep. 27, 2013 5 point 75 percent Senior Notes , due 2020 [Member] Senior Notes [Member] USD ($)	Mar. 07, 2013 5 point 75 percent Senior Notes , due 2020 [Member] Senior Notes [Member] USD ($)	Sep. 28, 2012 5 point 75 percent Senior Notes , due 2020 [Member] Senior Notes [Member] USD ($)	Mar. 29, 2013 5 point 75 percent Senior Notes , due 2020 [Member] GS Capital Partners and J.P. Morgan Partners [Member] Senior Notes [Member] USD ($)	Mar. 07, 2011 5 point 75 percent Senior Notes , due 2020 [Member] Changes In Control [Member] Senior Notes [Member]	Sep. 27, 2013 5 point 75 percent Senior Notes , due 2020 [Member] Changes In Control [Member] Senior Notes [Member]	Mar. 29, 2013 Fixed Rate And Floating Rate Notes [Member] USD ($)	Sep. 27, 2013 Fixed Rate And Floating Rate Notes [Member] USD ($)	Sep. 30, 2011 Fixed Rate And Floating Rate Notes [Member] USD ($)	Feb. 07, 2013 Fixed Rate And Floating Rate Notes [Member] Redemption of such notes on April 6, 2013	Feb. 07, 2013 Fixed Rate And Floating Rate Notes [Member] Redemption of the Holdings Notes on May 1, 2013	Nov. 01, 2007 Yen denominated term loans [Member] Term loan JPY (¥)	Dec. 27, 2013 Revolving Credit Facility [Member] Senior Secured Credit Facility USD ($)	Mar. 28, 2014 Revolving Credit Facility [Member] Senior Secured Credit Facility USD ($)	Sep. 27, 2013 Revolving Credit Facility [Member] Senior Secured Credit Facility USD ($)	Sep. 28, 2012 Revolving Credit Facility [Member] Senior Secured Credit Facility USD ($)	Jan. 26, 2007 Revolving Credit Facility [Member] Senior Secured Credit Facility USD ($)	Jan. 31, 2008 Revolving Credit Facility [Member] Letter of Credit [Member] USD ($)	Jan. 26, 2007 Revolving Credit Facility [Member] Letter of Credit [Member] USD ($)	Sep. 27, 2013 Revolving Credit Facility [Member] Federal Funds [Member]	Apr. 18, 2011 Revolving Credit Facility [Member] Amendment Agreement Maximum USD ($)	Apr. 17, 2011 Revolving Credit Facility [Member] Amendment Agreement Maximum USD ($)	Mar. 22, 2013 Revolving Credit Facility [Member] 2014 Amendment Agreement [Member] USD ($)	Mar. 28, 2014 Revolving Credit Facility [Member] 2014 Amendment Agreement [Member] USD ($)	Feb. 24, 2014 Revolving Credit Facility [Member] 2014 Amendment Agreement [Member] USD ($)	Sep. 27, 2013 Revolving Credit Facility [Member] 2014 Amendment Agreement [Member] USD ($)	Feb. 24, 2014 Revolving Credit Facility [Member] 2014 Amendment Agreement [Member] Maximum USD ($)	Mar. 22, 2013 Revolving Credit Facility [Member] 2014 Amendment Agreement [Member] Eurocurrency rate margin [Member]	Mar. 22, 2013 Revolving Credit Facility [Member] 2014 Amendment Agreement [Member] Base-rate borrowings [Member]	Sep. 27, 2013 Revolving Credit Facility [Member] Amendment Agreement No 4 [Member] USD ($)	Sep. 30, 2011 Revolving Credit Facility [Member] U S Dollar Denominated Term Loans USD ($)	Sep. 27, 2013 Revolving Credit Facility [Member] U S Dollar Denominated Term Loans Senior Secured Credit Facility USD ($)	Sep. 27, 2013 Revolving Credit Facility [Member] U S Dollar Denominated Term Loans Final maturity of January 26, 2017 Senior Secured Credit Facility USD ($)	Sep. 27, 2013 Revolving Credit Facility [Member] U S Dollar Denominated Term Loans Final maturity of January 26, 2015 Senior Secured Credit Facility USD ($)	Sep. 27, 2013 Revolving Credit Facility [Member] Canadian Dollar Denominated Term Loans Senior Secured Credit Facility USD ($)	Dec. 27, 2013 Term Loan Facility due July 2016 [Member] Senior Secured Credit Facility USD ($)	Mar. 28, 2014 Term Loan Facility due July 2016 [Member] Senior Secured Credit Facility USD ($)	Sep. 27, 2013 Term Loan Facility due July 2016 [Member] Senior Secured Credit Facility USD ($)	Sep. 28, 2012 Term Loan Facility due July 2016 [Member] Senior Secured Credit Facility USD ($)	Sep. 27, 2013 Term Loan Facility due July 2016 [Member] U S Dollar Denominated Term Loans Term loan USD ($)	Sep. 27, 2013 Term Loan Facility due July 2016 [Member] Yen denominated term loans [Member] Term loan JPY (¥)	Feb. 24, 2014 Term Loan Facility due July 2016 [Member] U.S. dollar denominated term loans, Canadian subsidiary Senior Secured Credit Facility CAD	Sep. 27, 2013 Term Loan Facility due July 2016 [Member] U.S. dollar denominated term loans, Canadian subsidiary Term loan USD ($)	Sep. 27, 2013 Term Loan Facility due July 2016 [Member] Euro denominated term loans, Irish subsidiary Term loan EUR (€)	Sep. 27, 2013 Term Loan Facility due July 2016 [Member] Sterling denominated term loans. U.K. subsidiary Term loan GBP (£)	Sep. 27, 2013 Term Loan Facility due July 2016 [Member] Euro Denominated Term Loans German Subsidiary [Member] Term loan EUR (€)	Feb. 24, 2014 Term Loan Facility due September 2019 [Member] Senior Secured Credit Facility USD ($)	Mar. 07, 2013 Term Loan Facility due September 2019 [Member] Senior Secured Credit Facility USD ($)	Mar. 29, 2013 Term Loan Facility due September 2019 [Member] Senior Secured Credit Facility USD ($)	Mar. 28, 2014 Term Loan Facility due September 2019 [Member] Senior Secured Credit Facility USD ($)	Sep. 27, 2013 Term Loan Facility due September 2019 [Member] Senior Secured Credit Facility USD ($)	Sep. 28, 2012 Term Loan Facility due September 2019 [Member] Senior Secured Credit Facility USD ($)	Mar. 07, 2013 Term Loan Facility due September 2019 [Member] Eurocurrency rate margin [Member] Senior Secured Credit Facility	Mar. 07, 2013 Term Loan Facility due September 2019 [Member] Base-rate borrowings [Member] Senior Secured Credit Facility	Mar. 29, 2013 Term Loan Facility due September 2019 [Member] GS Capital Partners and J.P. Morgan Partners [Member] Senior Secured Credit Facility USD ($)	Mar. 29, 2013 Term Loan Facility due September 2019 [Member] Scenario, Previously Reported [Member] Senior Secured Credit Facility USD ($)	Mar. 29, 2013 Term Loan Facility due September 2019 [Member] Scenario, Previously Reported [Member] GS Capital Partners and J.P. Morgan Partners [Member] Senior Secured Credit Facility USD ($)	Sep. 27, 2013 Term Loan Facility due September 2019 [Member] U S Dollar Denominated Term Loans Term loan USD ($)	Mar. 07, 2013 Term Loan Facility due September 2019 [Member] U S Dollar Denominated Term Loans Eurocurrency rate margin [Member] Senior Secured Credit Facility	Feb. 22, 2013 Term Loan Facility due September 2019 [Member] U S Dollar Denominated Term Loans Base-rate borrowings [Member]	Feb. 21, 2013 Term Loan Facility due September 2019 [Member] U S Dollar Denominated Term Loans Base-rate borrowings [Member]	Mar. 07, 2013 Term Loan Facility due September 2019 [Member] U S Dollar Denominated Term Loans Base-rate borrowings [Member] Senior Secured Credit Facility	Feb. 22, 2013 Term Loan Facility due September 2019 [Member] U S Dollar Denominated Term Loans Eurocurrency Rate Margin and Letter of Credit Fee [Member]	Feb. 21, 2013 Term Loan Facility due September 2019 [Member] U S Dollar Denominated Term Loans Eurocurrency Rate Margin and Letter of Credit Fee [Member]	Feb. 22, 2013 Term Loan Facility due September 2019 [Member] Sterling denominated term loans	Feb. 21, 2013 Term Loan Facility due September 2019 [Member] Sterling denominated term loans	Mar. 07, 2013 Term Loan Facility due September 2019 [Member] Canadian Dollar Denominated Term Loans Eurocurrency rate margin [Member] Senior Secured Credit Facility	Feb. 22, 2013 Term Loan Facility due September 2019 [Member] Canadian Dollar Denominated Term Loans Eurocurrency Rate Margin and Letter of Credit Fee [Member]	Feb. 21, 2013 Term Loan Facility due September 2019 [Member] Canadian Dollar Denominated Term Loans Eurocurrency Rate Margin and Letter of Credit Fee [Member]	Mar. 07, 2013 Term Loan Facility due September 2019 [Member] Euro Denominated Term Loans Eurocurrency rate margin [Member] Senior Secured Credit Facility	Feb. 22, 2013 Term Loan Facility due September 2019 [Member] Euro Denominated Term Loans Eurocurrency Rate Margin and Letter of Credit Fee [Member]	Feb. 21, 2013 Term Loan Facility due September 2019 [Member] Euro Denominated Term Loans Eurocurrency Rate Margin and Letter of Credit Fee [Member]	Feb. 22, 2013 Term Loan Facility due September 2019 [Member] Extended Maturity Letter of Credit Deposits Eurocurrency Rate Margin and Letter of Credit Fee [Member]	Feb. 21, 2013 Term Loan Facility due September 2019 [Member] Extended Maturity Letter of Credit Deposits Eurocurrency Rate Margin and Letter of Credit Fee [Member]	Feb. 24, 2014 Term Loan Facility due February 2021 [Member] Senior Secured Credit Facility USD ($)	Mar. 28, 2014 Term Loan Facility due February 2021 [Member] Senior Secured Credit Facility USD ($)	Sep. 27, 2013 Term Loan Facility due February 2021 [Member] Senior Secured Credit Facility USD ($)	Sep. 28, 2012 Term Loan Facility due February 2021 [Member] Senior Secured Credit Facility USD ($)	Sep. 30, 2013 Term Loan Facility due February 2021 [Member] U S Dollar Denominated Term Loans Senior Secured Credit Facility USD ($)	Feb. 24, 2014 Term Loan Facility due February 2021 [Member] Canadian denominated term loan [Member] Senior Secured Credit Facility CAD	Mar. 28, 2014 Term Loan Facility 2014 Amendment [Member] USD ($)	Mar. 28, 2014 Term Loan Facility 2014 Amendment [Member] Senior Secured Credit Facility USD ($)	Feb. 24, 2014 Term Loan Facility 2014 Amendment [Member] Senior Secured Credit Facility USD ($)	Feb. 24, 2014 Term Loan Facility 2014 Amendment [Member] Eurocurrency rate margin [Member] Senior Secured Credit Facility	Feb. 24, 2014 Term Loan Facility 2014 Amendment [Member] Base-rate borrowings [Member] Senior Secured Credit Facility	Feb. 24, 2014 Term Loan Facility 2014 Amendment [Member] Euro denominated term loans Senior Secured Credit Facility EUR (€)	Feb. 24, 2014 Term Loan Facility 2014 Amendment [Member] Sterling denominated term loans Senior Secured Credit Facility GBP (£)	Feb. 24, 2014 Term Loan Facility 2014 Amendment [Member] Yen denominated term loans [Member] Senior Secured Credit Facility JPY (¥)	Feb. 24, 2014 Term Loan Facility 2014 Amendment [Member] Yen and Euro denominated term loans [Member] Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount																															$ 600,000,000					$ 4,150,000,000				$ 1,280,000,000			$ 500,000,000
Line of Credit Facility, Maximum Borrowing Capacity																																																																			600,000,000	200,000,000	250,000,000				605,000,000				770,000,000			510,000,000		555,000,000	515,000,000	40,000,000	50,000,000
Line of Credit Facility, Maximum Borrowing Capacity, Incremental Commitments			630,000,000	750,000,000
Debt instrument, basis spread on variable rate																																																																						0.50%								3.25%	2.25%																														3.00%	0.25%	2.50%	2.00%	0.25%	3.50%	0.125%	3.50%	3.00%	0.25%	3.50%	3.00%	0.25%	3.50%	0.25%	3.50%										2.50%	1.50%		3.25%		2.75%
Debt instrument, Outstanding Term Loans, Percentage of Excess Cash Flow						50.00%
Debt Instrument, Covenant, Consolidated Capital Ratio Minimum						5.25
Debt Instrument, Covenant, Consolidated Capital Ratio Percentage						25.00%
Debt Instrument, Covenant, Consolidated Capital Ratio							5.25	4.50
Debt Instrument, Covenant, Consolidated Capital Ratio, Actual						4.88
Other Prepay Term Loan Requirements						100.00%
Maximum Consolidated Secured Debt Ratio						5.750		5.875																		5.125
Reduces Total Secured Debt								75,000,000
Debt Instrument, Covenant, Secured Debt Ratio, Actual						4.00
Minimum Interest Coverage Ratio								2
Actual Interest Coverage Ratio						3.52
Long-term Debt																																					0		1,280,000,000		0	500,000,000								1,000,000,000	1,000,000,000	1,000,000,000	0									5,422,000,000		173,164,000	10,000,000	0									605,000,000					500,000,000							75,450,000	3,032,349,000	2,637,920,000	2,670,500,000	5,056,000,000	75,000,000	75,500,000	30,400,000	82,300,000	46,100,000	1,400,000,000	1,400,000,000		1,392,469,000	1,393,559,000	0						1,400,000,000																	2,582,000,000	2,600,279,000	0	650,913,000		34,000,000			3,982,000,000			140,000,000	115,000,000	5,042,000,000
Percentage, Total Funded Principal Amount						0.25%
Repayments of Long-term Debt																																																																																																																																	265,000,000
Debt Instrument, Discount Rate																					0.25%								1.00%																																																																				0.25%	0.50%																											0.50%
Debt instrument, minimum interest rate																																																																																																							1.00%	2.00%																														0.75%	1.75%
Payments of Financing Costs											3,200,000							7,200,000																																																								4,800,000						2,800,000																			16,800,000							14,000,000
Direct Amendment Costs, Related-party PY																	3,900,000																																																																																										6,200,000
Borrowed funds extended by subfacility																					670,000,000
Repayments of Long-term Debt																						650,000,000	650,000,000																																								154,100,000																							370,000,000
Payments of Financing Costs																			11,600,000	11,600,000										14,600,000																			13,800,000																																																																																		13,100,000	22,900,000
Direct Amendment Costs, Related-party									7,500,000				4,600,000	4,500,000	4,600,000	600,000								3,400,000	5,100,000							8,300,000																						7,300,000																																																			6,800,000
Debt Amount Extended												1,231,600,000																																																															565,000,000					550,000,000
Letters of Credit Amendment Amount										66,700,000																																																													500,000,000	435,000,000
Deferred Finance Costs, Net																		2,100,000
Line of Credit, Increase in Borrowing Capacity																																																																									55,000,000		165,000,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																																																																									0.50%
Amount available for borrowing on credit facility																																																																												579,000,000
Debt Instrument, Interest Rate, Stated Percentage																																						8.50%						8.625%	8.625%	9.375%	9.375%					5.75%
Borrowings from revolving credit facility																																																																																	132,700,000
Dividends paid	17,306,000	0	0	0	711,172,000																						0	711,200,000
Dividends paid, per share					$ 3.50
Percentage of principal that may be redeemed																																																40.00%
Debt Instrument, Purchase Price, Percentage of Principal Amount																																																105.75%							100.00%	101.00%				100.00%	101.00%
Annual interest rate increase																																	0.25%	0.25%	1.00%
Interest Expense, Tender Offer and Call Premium																																																									39,800,000	39,800,000
Debt Instrument, Tender Offer Premium																																																									12,900,000	12,900,000
Write off of Deferred Debt Issuance Cost																																																									$ 26,900,000	$ 26,900,000	$ 2,100,000																																																																								$ 12,600,000